SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Receivables
	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16
Total receivables, net	$1,221	$1,008

Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Property and Equipment

Property and equipment as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Land	$37	$42
Buildings and improvements	201	206
Transportation equipment	60	44
Furniture, fixtures and equipment	301	298
Capitalized software	208	185
Construction in progress	38	40

	845	815
Less accumulated depreciation & amortization	(450)	(417)

Property and equipment, net	$395	$398

Schedule of other current liabilities

Other current liabilities as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Accrued interest	$147	$233
Accrued non-income taxes	34	31
Branch closure & consolidation reserves	7	16
Other	103	98

Total other current liabilities	$291	$378